Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Consolidated Stock-based Compensation Expense, by Type of Awards

The following table summarizes the consolidated stock-based compensation expense, by type of awards for the years ended December 31:

	For the Years Ended
	December 31, 2015	December 31, 2014
Employee stock options	$6,350	$332
Restricted stock grants	31,843	24

Total stock-based compensation expense	$38,193	$356

Summary of Consolidated Stock-based Compensation by Line Item

The following table summarizes the consolidated stock-based compensation by line items for the years ended December 31:

	For the Years Ended
	December 31, 2015	December 31, 2014
General and administrative	$37,810	$326
Sales, marketing and customer service	383	30

Total stock-based compensation expense	38,193	356

Tax effect on stock-based compensation expense	—	—

Total stock-based compensation expense after income taxes	$38,193	$356

Assumptions used to Estimate Fair Value of Share-based Payment Awards

Assumptions used in the determination of the fair value of share-based payment awards using the Black-Scholes model for stock option grants during the years ended December 31 were as follows:

	For the Years Ended
	December 31, 2015	December 31, 2014
Expected term	4	4
Risk-free interest rate	1.49% - 1.72%	1.39% - 1.85%
Expected volatility	139% - 141%	141% - 144%
Expected dividend yield	0%	0%

Summary of Stock Option Activity

The following table summarizes the Group’s stock option activities:

	Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)
Outstanding as of January 1, 2014	7,114,250	0.20
Granted	24,345,000	0.88
Exercised	(895,000)	0.22
Forfeited	(5,135,250)	0.25

Outstanding as of December 31, 2014	25,429,000	0.84	5.65	$30,302
Granted	46,521,000	1.81
Exercised	(78,750)	0.37
Forfeited	(8,322,500)	1.64

Outstanding as of December 31, 2015	63,548,750	1.45	7.85	87,401

Vested and exercisable as of December 31, 2015	7,583,000	0.78	4.49	7,472
Expected to vest as of December 31, 2015	50,175,237	1.41	7.73	70,565

Summary of Exercise Price and Remaining Life Information about Options Exercisable

The following table presents the exercise price and remaining life information about options exercisable at December 31, 2015:

Range of exercise price	Shares Exercisable	Weighted average remaining contractual life	Weighted average exercise price	Aggregate Intrinsic ($000)
$1.18 - $2.65	2,230,000	8.40	1.83	350
$0.40 - $1.17	2,143,750	2.46	0.53	2,465
$0.05 - $0.39	3,209,250	3.14	0.23	4,657

	7,583,000			7,472

Schedule of Changes in Nonvested Stock Awards

Changes in the Group’s non-vested stock awards are summarized as follows:

	Time-based Options		Restricted Stock
	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Grant Date Fair Value Per Share
Non-vested as of January 1, 2014	5,678,750	$0.13	—	$—
Granted	24,345,000	0.88	525,000	0.75
Vested	(1,708,500)	0.24	(500,000)	0.75
Forfeited	(4,378,250)	0.24	—	—

Non-vested as of December 31, 2014	23,937,000	$0.84	25,000	$0.75
Granted	46,521,000	1.81	20,468,400	1.66
Vested	(6,169,750)	0.78	(20,065,800)	1.68
Forfeited	(8,322,500)	1.64	—	—

Non-vested as of December 31, 2015	55,965,750	1.28	427,600	1.79

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity

Following is a summary of our restricted stock awards as of December 31, 2015 and 2014 and changes during the years then ended:

	Number of Shares	Weighted Average Grant-Date Fair Value
Restricted stock units at January 1, 2014	1,325,868	$0.63
Granted	525,000	0.75
Forfeited	—	—

Restricted stock units at December 31, 2014	1,850,868	0.66
Granted	20,468,400	1.59
Forfeited	(488,400)	1.75

Restricted stock units at December 31, 2015	21,830,868	1.51